Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Feb. 26, 2018
Selective Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Selective Opportunity Fund (the “Fund”) is maximizing long-term returns while protecting client principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. The Fund’s turnover rate will be available in the Fund’s prospectus dated April 30, 2018.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and Acquired Fund Fees and Expenses (“AFFE”) are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses (“AFFE”) are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities of U.S. and foreign companies of any market capitalization that the Fund’s Adviser believes possess a durable competitive advantage and are capable of producing superior returns. The Fund’s Adviser, Selective Wealth Management, LLC (the “Adviser”), uses its Selective Process to identify companies that the Adviser believes (1) produce products or services for which there are few good substitutes, (2) have a durable competitive advantage, (3) are highly profitable (as measured by return on equity), (4) have prudent debt levels, (5) have management that skillfully reinvests earnings, and (6) are led by outstanding individuals. The Adviser considers companies meeting all six criteria to be “Selective Companies,” and seeks to add the securities of these companies to the Fund’s portfolio at attractive valuations.

The Fund may also invest in companies based on special situations, such as companies that the Adviser believes may be involved in mergers, reorganizations, liquidations or recapitalizations that will cause an increase in value of the company. The Adviser may make a decision to invest in such a company based on its fundamental analysis of a company, or based on external factors, such as the filing of 13D reports with the SEC.

The Fund is non-diversified and focuses its investments in a relatively small number of Selective Companies, typically seeking to hold between 15 and 25 companies (although the number may vary depending on market conditions). The Fund may also invest a substantial portion of its assets in cash and cash equivalents, including money market funds and other short term fixed income investments, in seeking to protect principal.

Equity securities in which the Fund may invest include common stocks and preferred stocks. The Fund may invest in foreign companies either directly or through American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may at times initiate a position in a Selective Company by writing (selling) a call option on the equity security at the same time it buys the security. This covered call position gives the Fund exposure to the Selective Company at a lower cost basis, with downside protection, but gives up some of the upside return. The Fund may also purchase call options on equity securities of Selective Companies that it believes may increase substantially in value in the near future.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
  Market Risk. Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations.
  Value Style Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.
  Growth Style Risk. Growth stocks may trade at a higher multiple of current earnings than other stocks, and the prices of growth stocks may be more sensitive to changes in current and expected earnings than the values of other stocks. Growth stocks may fall out of favor with investors and underperform value stocks during given periods.
  Management Risk. The Fund is actively-managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
  Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.
  Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
  Special Situation Risk. Investments in special situations may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Mergers, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, or at all.
  Small and Medium Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
  Foreign Securities Risk. Investing in securities of foreign issuers involves certain risks not typically associated with U.S. investments, including fluctuations in currency exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; greater price volatility and illiquidity; different trading and settlement practices; less governmental supervision; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements. The risks of foreign investing are typically greater for investments in companies located in emerging markets. Emerging market countries may experience greater political, economic, and social instability, are more likely to experience high levels of inflation, currency devaluation, and unemployment, than more developed countries. Investments in foreign securities indirectly through ADRs or GDRs involve risks similar to those accompanying direct investments in foreign securities, except that these securities are not necessarily denominated in the same currency as the underlying securities that they represent. Therefore, they may reduce the currency risk of investing in foreign securities.
  Options Risk. The use of options involves investment techniques and risks that are different from those associated with traditional securities. If the Fund sells a covered call option, it may be required to sell the underlying security at a disadvantageous time or price. The Fund may lose the entire value of the premium paid to purchase a call option if the Adviser does not exercise the option.
  Liquidity Risk. Liquidity risk is the risk that a security or other investment cannot be sold at an advantageous time and/or price because the market cannot accommodate an order to buy or sell.
  Currency Risk. The Fund’s investments are subject to currency risk. The Fund may take positions to hedge currency risk, but there is no guarantee that these hedges will be fully effective, if at all.
  Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.
  Non-Diversification Risk. Because the Fund is non-diversified, it will hold larger positions in a smaller number of securities than funds that are “diversified.” This means that an increase or decrease in the value of a single security held by the Fund likely will have a greater impact on the Fund’s net asset value and total return than a diversified fund.
  Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.
  New Fund Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, your interest in the Fund may be liquidated at an inopportune time.
  New Adviser Risk. The Adviser has not previously managed a mutual fund. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code, that do not apply to the Adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. Because the Fund is non-diversified, it will hold larger positions in a smaller number of securities than funds that are “diversified.” This means that an increase or decrease in the value of a single security held by the Fund likely will have a greater impact on the Fund’s net asset value and total return than a diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the Fund completes a full calendar year of operation.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available after the Fund completes a full calendar year of operation.
Selective Opportunity Fund | Foundation Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
1 year	rr_ExpenseExampleYear01	$ 147
3 years	rr_ExpenseExampleYear03	456
5 years	rr_ExpenseExampleYear05	787
10 years	rr_ExpenseExampleYear10	$ 1,724
Selective Opportunity Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
1 year	rr_ExpenseExampleYear01	$ 167
3 years	rr_ExpenseExampleYear03	517
5 years	rr_ExpenseExampleYear05	892
10 years	rr_ExpenseExampleYear10	$ 1,944

[1]	Other expenses and Acquired Fund Fees and Expenses (“AFFE”) are based on estimated amounts for the current fiscal year. AFFE are fees and expenses incurred by the Fund in connection with its investments in other investment companies.